Summary of Tax Effects of Temporary Differences Included in Net Deferred Tax (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Future policy benefits and claims	$ 1,274	$ 1,244
Tax credit carryforwards	355	352
Other	840	845
Gross deferred tax assets	2,469	2,441
Valuation allowance	(17)	(17)
Net deferred tax assets	2,452	2,424
Deferred tax liabilities
Deferred policy acquisition costs	(1,113)	(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)
Gross deferred tax liabilities	(2,850)	(2,724)
Net deferred tax liability	$ (398)	$ (300)